Stockholders' Equity/ Members' Deficit - Summary of Common Stock/Units Outstanding (Parenthetical) (Detail) - $ / shares	Sep. 30, 2020	Aug. 31, 2020	Dec. 31, 2019
Limited Liability Company Llc Members Equity [Line Items]
Common units or stated par value per unit	$ 0.001	$ 0.001	$ 0.001
OAK Street Health Inc and Affiliates [Member]
Limited Liability Company Llc Members Equity [Line Items]
Common units or stated par value per unit	0.01		$ 0.01
Founders Units [Member] | OAK Street Health Inc and Affiliates [Member]
Limited Liability Company Llc Members Equity [Line Items]
Common units or stated par value per unit	0.01
Incentive Units [Member] | Minimum [Member] | OAK Street Health Inc and Affiliates [Member]
Limited Liability Company Llc Members Equity [Line Items]
Common units or stated par value per unit	0.00
Incentive Units [Member] | Maximum [Member] | OAK Street Health Inc and Affiliates [Member]
Limited Liability Company Llc Members Equity [Line Items]
Common units or stated par value per unit	26.00
Profits Interest [Member]
Limited Liability Company Llc Members Equity [Line Items]
Common units or stated par value per unit	$ 0